SUBSEQUENT EVENTS (Details Narrative) - shares				12 Months Ended
	Nov. 06, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Shares issued for services				7,354,312	22,595,956
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued for services	254,642
Subsequent Event [Member] | Professional Services Agreement [Member]
Subsequent Event [Line Items]
Shares issued for services	254,642
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued			200,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares exchanged		9,793,754